                                                        Registration No. 2-89338
                                                        ICA No. 811-03961

                         AS FILED ON NOVEMBER 20, 1995

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

Pre-Effective Amendment No.                                                  / /

Post-Effective Amendment No. 16                                              / /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

Amendment No. 21
                        JOHN HANCOCK CAPITAL GROWTH FUND
                  (Formerly Transamerica Capital Growth Fund)
      (Exact Name of Registrant as Specified in Articles of Incorporation)

            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:             (617) 375-1700

                             Thomas H. Drohan, Esq.
                          John Hancock Advisers, Inc.
            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:


        It is proposed that this filing will become effective:
/X/     immediately upon filing pursuant to paragraph (b)

/ /     on (date) pursuant to paragraph (b)

/ /     60 days after filing pursuant to paragraph (a)

/ /     on (date) pursuant to paragraph (a) of rule 485

        Pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940, registrant hereby terminates its Declaration previously filed under said Rule 24f-2.
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        Registrant has filed a Declaration pursuant to Rule 24f-2 under the
Investment Company Act of 1940. Concurrently with the filing of this Post-Effective Amendment, registrant is filing its final Rule 24f-2 Notice. The sole purpose of this Post-Effective Amendment is to terminate, pursuant to Rule 24f-2(b)(3), registrant's prior Rule 24f-2 Declaration, in as much as registrant has ceased its operations.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 15th day of November, 1995.

                                         JOHN HANCOCK CAPITAL GROWTH FUND


                                            By:               *
                                                -----------------------------
                                                Edward J. Boudreau, Jr.
                                                Chairman and Chief Executive
                                                Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                                    TITLE                             DATE
         ---------                                    -----                             ----
             *
------------------------------              Chairman and Chief Executive
Edward J. Boudreau, Jr.                     Officer (Principal Executive
                                            Officer)

/s/James B. Little
------------------------------              Senior Vice President and Chief     November 15, 1995
James B. Little                             Financial Officer (Principal
                                            Financial and Accounting Officer)


             *                              Trustee
------------------------------
James F. Carlin

             *                              Trustee
------------------------------
William H. Cunningham

             *                              Trustee
------------------------------
Charles F. Fretz


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
          SIGNATURE                                   TITLE                             DATE
          ---------                                   -----                             ----
              *                             Trustee
------------------------------
Harold R. Hiser, Jr.


              *                             Trustee
------------------------------
Charles L. Ladner


              *                             Trustee
------------------------------
Leo E. Linbeck, Jr.


              *                             Trustee
------------------------------
Patricia P. McCarter


              *                             Trustee
------------------------------
Steven R. Pruchansky


              *                             Trustee
------------------------------
Norman H. Smith


              *                             Trustee
------------------------------
John P. Toolan


*By:     /s/Thomas H. Drohan                                                    November 15, 1995
         -------------------
         Thomas H. Drohan,
         Attorney-in-Fact


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